As filed with the Securities and Exchange Commission on September 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2015

Date of reporting period:  July 31, 2014

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 25.1%
Amazon.com, Inc. (a)	1,973	$617,529
BorgWarner, Inc.	3,579	222,793
Home Depot, Inc.	4,028	325,664
Netflix, Inc. (a)	1,708	722,006
Polaris Industries, Inc.	2,954	435,833
Starbucks Corp.	7,481	581,124
The Priceline Group, Inc. (a)	507	629,922
Tiffany & Co.	2,918	284,826
TripAdvisor, Inc. (a)	2,737	259,577
Wynn Resorts Ltd.	1,596	340,267
		4,419,541
Consumer Staples - 4.1%
Estee Lauder Companies, Inc. - Class A	5,811	426,876
Monster Beverage Corp. (a)	4,594	293,832
		720,708
Energy - 1.5%
Halliburton Co.	3,718	256,505

Health Care - 11.6%
Agilent Technologies, Inc.	5,083	285,106
AmerisourceBergen Corp.	5,483	421,698
Celgene Corp. (a)	4,068	354,526
Mettler-Toledo International, Inc. (a)	1,089	280,025
Perrigo Co. PLC (c)	2,655	399,445
Waters Corp. (a)	2,882	298,114
		2,038,914
Industrials - 13.3%
Cummins, Inc.	3,421	476,853
Deere & Co.	3,828	325,801
Flowserve Corp.	7,822	579,141
Middleby Corp. (a)	2,899	211,221
Precision Castparts Corp.	2,289	523,723
Stericycle, Inc. (a)	1,935	227,653
		2,344,392
Information Technology - 37.0%
Alliance Data Systems Corp. (a)	1,278	335,207
Amphenol Corp. - Class A	6,037	580,579
Apple, Inc.	8,431	805,751
Avago Technologies Ltd.	3,685	255,665
Citrix Systems, Inc. (a)	5,818	394,053
Cognizant Technology Solutions - Class A (a)	7,504	368,071
Facebook, Inc. - Class A (a)	3,369	244,758
F5 Networks, Inc. (a)	2,169	244,208
Fleetcor Technologies, Inc. (a)	2,842	377,389
Google, Inc. - Class A (a)	392	227,184
Google, Inc. - Class C (a)	392	224,067
Intuit, Inc.	3,194	261,812
Mastercard, Inc. - Class A	7,243	537,068
NCR Corp. (a)	8,313	257,287
NXP Semiconductors NV (a)(c)	4,737	295,352
Oracle Corp.	7,439	300,461
Qualcomm, Inc.	3,990	294,063
3D Systems Corp. (a)	6,186	310,104
Trimble Navigation Ltd. (a)	6,245	192,971
		6,506,050
Materials - 3.9%
Airgas, Inc.	2,322	248,268
Sherwin-Williams Co.	2,120	437,208
		685,476
TOTAL COMMON STOCKS (Cost $13,664,480)		16,971,586

REITS - 1.9%
CBRE Group, Inc. - Class A (a)	10,894	335,971
TOTAL REITS (Cost $243,926)		335,971

SHORT-TERM INVESTMENTS - 2.0%
MONEY MARKET FUNDS - 2.0%
Fidelity Government Portfolio - Class I, 0.01% (b)	348,387	348,387
TOTAL SHORT-TERM INVESTMENTS (Cost $348,387)		348,387
TOTAL INVESTMENTS (Cost $14,256,793) - 100.4%		17,655,944
Liabilities in Excess of Other Assets - (0.4)%		(76,708)
TOTAL NET ASSETS - 100.00%		$17,579,236

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Investments
July 31, 2014 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 94.3%
Consumer Discretionary - 16.7%
DIRECTV (a)(d)	1,607	$138,282
Home Depot, Inc. (d)	1,297	104,863
LKQ Corp. (a)(d)	2,294	60,000
McDonald's Corp. (d)	2,725	257,676
Nike, Inc. - Class B (d)	1,548	119,397
Scripps Networks Interactive, Inc. - Class A (d)	948	78,125
Starbucks Corp. (d)	1,076	83,584
The Priceline Group, Inc. (a)(d)	116	144,124
Tractor Supply Co. (d)	1,596	99,223
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	706	65,185
		1,150,459
Consumer Staples - 7.6%
Philip Morris International, Inc. (d)	3,070	251,771
The Procter & Gamble Co. (d)	3,455	267,140
		518,911
Energy - 9.3%
Chevron Corp. (d)	2,137	276,186
FMC Technologies, Inc. (a)(d)	1,442	87,673
Royal Dutch Shell PLC - Class B ADR (c)(d)	3,210	276,509
		640,368
Financials - 3.2%
Affiliated Managers Group, Inc. (a)(d)	585	116,562
T. Rowe Price Group, Inc. (d)	1,343	104,297
		220,859
Health Care - 10.1%
Actavis PLC (a)(c)(d)	491	105,202
Biogen Idec, Inc. (a)(d)	338	113,024
GlaxoSmithKline PLC - ADR (c)(d)	3,147	152,220
Merck & Co., Inc. (d)	2,872	162,957
Pfizer, Inc. (d)	5,632	161,638
		695,041
Industrials - 15.2%
Caterpillar, Inc. (d)	810	81,608
CSX Corp. (d)	3,258	97,479
Cummins, Inc. (d)	810	112,906
Deere & Co. (d)	970	82,557
General Electric Co. (d)	10,297	258,969
Hertz Global Holdings, Inc. (a)(d)	2,822	79,637
Middleby Corp. (a)(d)	1,636	119,199
Precision Castparts Corp. (d)	462	105,706
Wabtec Corp. (d)	1,313	105,933
		1,043,994
Information Technology - 24.0%
Apple, Inc. (d)	1,725	164,858
Avago Technologies Ltd. (d)	1,774	123,080
Cognizant Technology Solutions - Class A (a)(d)	2,117	103,839
Facebook, Inc. - Class A (a)(d)	1,666	121,035
F5 Networks, Inc. (a)(d)	1,014	114,166
Fiserv, Inc. (a)(d)	2,060	127,040
Google, Inc. - Class A (a)(d)	83	48,103
Google, Inc. - Class C (a)(d)	83	47,443
Intel Corp. (d)	9,201	311,822
IPG Photonics Corp. (a)(d)	1,441	97,051
Mastercard, Inc. - Class A (d)	1,651	122,422
NXP Semiconductors NV (a)(c)(d)	2,572	160,364
Oracle Corp. (d)	2,632	106,306
		1,647,529
Materials - 4.2%
Airgas, Inc. (d)	904	96,656
Ecolab, Inc. (d)	722	78,359
Sherwin-Williams Co. (d)	545	112,395
		287,410
Telecommunications Services - 4.0%
AT&T, Inc. (d)	7,672	273,047
TOTAL COMMON STOCKS (Cost $5,535,028)		6,477,618

REITS - 3.3%
CBRE Group, Inc. - Class A (a)(d)	4,779	147,384
Public Storage (d)	472	81,000
TOTAL REITS (Cost $172,970)		228,384

SHORT-TERM INVESTMENTS - 11.0%
MONEY MARKET FUNDS - 11.0%
Fidelity Government Portfolio - Class I, 0.01% (b)(d)	750,890	750,890
TOTAL SHORT-TERM INVESTMENTS (Cost $750,890)		750,890
TOTAL INVESTMENTS (Cost $6,458,888) - 108.6%		7,456,892
Liabilities in Excess of Other Assets - (8.6)%		(589,486)
TOTAL NET ASSETS - 100.00%		$6,867,406

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2014 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 31.1%
Consumer Discretionary - 10.3%
Cabela's, Inc.	1,700	$99,212
Guess?, Inc.	4,500	117,045
Helen Of Troy Ltd. (a)	2,000	107,260
Lumber Liquidators Holdings, Inc.	900	48,798
Michael Kors Holdings Ltd. (a)	1,900	154,812
Shoe Carnival, Inc.	4,000	71,200
Urban Outfitters, Inc.	3,000	107,190
		705,517
Consumer Staples - 3.6%
Lancaster Colony Corp.	1,400	122,290
Monster Beverage Corp.	2,000	127,920
		250,210
Health Care - 1.9%
ResMed, Inc.	2,500	129,350

Industrials - 8.0%
Cubic Corp.	2,500	109,650
Navigant Consulting, Inc.	8,000	130,560
Owens Corning Corp.	1,500	51,075
Tetra Tech, Inc.	4,900	118,972
Trex Co., Inc.	1,500	42,225
United Stationers, Inc.	2,500	96,450
		548,932
Information Technology - 7.3%
International Business Machines Corp.	900	172,503
Motorola Solutions, Inc.	2,000	127,360
National Instruments Corp.	3,000	95,520
Rofin-Sinar Technologies, Inc.	5,000	109,150
		504,533
TOTAL SECURITIES SOLD SHORT (Proceeds $2,255,793) - 31.1%		$2,138,542

(a) U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

	Logan Capital Large Cap Growth*	Logan Capital Long/Short*

Cost of investments	$14,256,793	$6,486,737
Gross unrealized appreciation	3,558,909	1,084,973
Gross unrealized depreciation	(159,758)	(114,818)
Net unrealized appreciation	$3,399,151	$970,155

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2014 (Unaudited)

    The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds,closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

    Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

    Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

    Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

    Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

    Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

    The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Thefollowing is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2014:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,419,541	$-	$-	$4,419,541
Consumer Staples	720,708	-	-	720,708
Energy	256,505	-	-	256,505
Health Care	2,038,914	-	-	2,038,914
Industrials	2,344,392	-	-	2,344,392
Information Technology	6,506,050	-	-	6,506,050
Materials	685,476	-	-	685,476
Total Common Stocks	16,971,586	-	-	16,971,586
REITs	335,971	-	-	335,971
Short-Term Investments	348,387	-	-	348,387
Total Investments in Securities	$17,655,944	$-	$-	$17,655,944

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of July 31, 2014:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,150,459	$-	$-	$1,150,459
Consumer Staples	518,911	-	-	518,911
Energy	640,368	-	-	640,368
Financials	220,859	-	-	220,859
Health Care	695,041	-	-	695,041
Industrials	1,043,994	-	-	1,043,994
Information Technology	1,647,529	-	-	1,647,529
Materials	287,410	-	-	287,410
Telecommunication Services	273,047	-	-	273,047
Total Common Stocks	6,477,618	-	-	6,477,618
REITs	228,384	-	-	228,384
Short-Term Investments	750,890	-	-	750,890
Total Investments in Securities	$7,456,892	$-	$-	$7,456,892
Total Securities Sold Short	$2,138,542	$-	$-	$2,138,542

    Refer to the Funds' Schedules of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at July 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during the period ended July 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  9/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/5/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/5/2014

* Print the name and title of each signing officer under his or her signature.